Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of components of the income tax (benefit) provision

	2020
	(as restated)	2019
Current:
Federal	$—	$—
State	71	67
Total current	71	67
Deferred
Federal	(1,433)	21
State	(327)	8
Total deferred	(1,760)	29
Provision for income taxes	$(1,689)	$96

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2020	December 31,
	(as restated)	2019
Deferred tax assets
Accrued expenses	$1,114	$1,124
Stock compensation	2,469	1,219
Deferred revenue	2,036	2,066
Property and equipment	229	176
Intangibles	452	826
Goodwill	1,444	1,391
Other	8	8
Net operating losses	50,119	40,815
Disallowed interest	6,385	2,159
Valuation allowance	(63,317)	(48,499)
Total deferred tax assets	939	1,285
Deferred tax liabilities
Internally developed software	(943)	(1,319)
Total deferred tax liabilities	(943)	(1,319)
Net deferred tax assets (liabilities)	$(4)	$(34)

Schedule of reconciliation of the income tax (benefit) provision

	2020
	(as restated)	2019
Tax computed at federal statutory rate	$(11,702)	$(21,677)
State tax, net of federal tax benefit	(2,097)	(1,475)
Other	803	515
Loss on disposition	—	1,049
Compensation	(972)	6,507
Debt transactions	(824)	2,145
Enacted tax rate changes	(159)	(119)
Return to provision	(502)	(991)
Valuation allowance	13,764	14,142
Total provision (benefit) for income taxes	$(1,689)	$96